SCB Classand Advisor Class [Member] Investment Objectives and Goals - Institutional - Small Cap Core Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. EQUITY PORTFOLIO Small Cap Core Portfolio of Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Portfolio’s investment objective is to provide long-term growth of capital.